Annual Operating Expenses - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund
Mar. 30, 2024
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.42%